UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska             68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC

          450 Wireless Blvd., Hauppauge, NY 11788

         (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

2/28

Date of reporting period: 8/31/11

Item 1.  Reports to Stockholders.

Alternative Strategies Mutual Fund

Class I Shares (Symbol: AASFX)

Class A Shares (Symbol: AASAX)

Semi-Annual Report

August 31, 2011

1-866-506-7390

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Alternative Strategies Mutual Fund.

Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC.

Member FINRA

Dear Shareholder:

The Alternative Strategies Mutual Fund (AASFX), a multi-strategy alternative investment fund, has a stated objective of growth with low correlation of returns to traditional market indexes.  As of August 31, 2011, the Fund continues to be allocated to six strategies: Global Macro, Long/Short Equity, Emerging/International Equity, Market Neutral, Convertible Bond Arbitrage and Tactical Opportunity.

The Alternative Strategies Fund performance for this reporting period was below that of the HFRX Global Hedge Fund Index, the Fund’s most appropriate benchmark.  For the six months ending August 31, 2011 the HFRX Global Hedge Fund Index returned -6.81%.  Over the same period, the Fund (Class A) returned -10.93%.  Primarily, the Fund’s ‘directional’ strategies underperformed the ‘non-directional’ (hedged) strategies as markets have been range bound and largely trendless for most of 2011.  The Fund’s less directional strategies, specifically Global Macro and Convertible Bond Arbitrage, helped decrease Fund volatility and correlation, while also outperforming the HFRX Global Hedge Fund Index.

The Fund’s underperformance over the last six months was driven by three primary factors, value has underperformed growth, emerging equity has underperformed domestic equity, and risk assets have been defined by highly volatile yet range bound price action. The strategies negatively impacted by these conditions include: Research Affiliates Market Neutral, DuPont Emerging Markets, and Ascentia Long Short.  The Armored Wolf Global Macro and Sage Convertible Arbitrage strategies outperformed the HFRX Global Hedge Fund Index and their strategy specific benchmarks over the six months ending August 31, 2011.

The Fund’s allocation to Equity Market Neutral, historically a defensive alternative strategy, experienced outsized losses during the reporting period.  The outsized losses generated by the market neutral allocation were driven by the underperformance of value stocks relative to growth stocks.  The “Fundamental Indexing” approach utilized by the Fund’s market neutral manager resulted in a portfolio that was largely overweight, or long, value stocks, while being underweight, or short, growth stocks.  This combination resulted in negative absolute returns for the strategy, and underperformance for the long and short portfolios.  Entering 2011, this defensive strategy received an overweight allocation relative to Global Macro and Convertible Arbitrage.  The drawdown and lack of downside protection in the market neutral allocation detracted from performance during the reporting period.  Historically, a systematic approach to overweighting value will add alpha to portfolio returns and improve risk-adjusted performance.  We remain confident in Research Affiliates’ approach to portfolio construction and anticipate that over the medium-term the somewhat extended underperformance of value stocks will correct, and return to historical tendencies.

Throughout 2011, the Fund has maintained an overweight Emerging Market Equities allocation.  Emerging Market Equities, the Fund’s most directional strategy, significantly underperformed domestic equities during the reporting period, detracting from Fund performance.  Emerging markets exhibit tremendous secular fundamental value relative to the developed markets and other asset classes.  As developed equity markets sold off in August, the Fund’s emerging market allocation experienced a significant drawdown.  The poor performance of Emerging Market Equities was exacerbated by the worsening sovereign debt crisis in Europe.  As conditions for European banks deteriorated in August of 2011, many European financial institutions sold emerging market assets in an effort to recapitalize their balance sheets.  We estimate that this ‘liquidation’ of emerging market assets contributed to the strategy’s underperformance as weakness was witnessed in emerging market currencies and fixed income, in addition to equities.  Looking forward, Emerging Market central banks now have room to reverse the tight monetary policies that have turned emerging market stocks into laggards over the last twelve months.  The MSCI Emerging Market Index has trailed the advanced-nation index for four straight quarters for the first time since Russia’s 1998 debt default.  The MSCI Emerging Market Index is trading at 1.5 times net assets, the lowest level versus the MSCI World Index in 30 months.  According to an IMF forecast, emerging economies are set to expand 6.4 percent in 2011, four times quicker than the 1.6 percent rate expected from developed nations.  Furthermore, emerging market government debt will probably amount to 35 percent of emerging market GDP this year, and budget deficits will be 2.7 percent, compared with levels of 102 percent and 6.8 percent in advanced nations.  The index’s price-to-book ratio currently sits at a 2.5 percent discount to the MSCI World Index, compared to a 17 percent premium just one year ago.  Profits at companies in the MSCI Emerging Market Index jumped 23 percent on average in the second quarter, about three times faster than the 7.8 percent growth in MSCI World Index earnings.  We expect an extended period of deleveraging and slow growth in developed markets, and anticipate that, over the medium-term, investors will seek out the growth inherent in emerging markets.

The Fund’s Long Short Equity strategy and Tactical Hedge Overlay utilize trend following indicators to manage exposure.  The investment environment and market action during this reporting period, and year-to-date, have been largely trendless.  Excluding the first few days of August 2011, equity markets have been range bound, moving sideways from January through July, and August 8th to present.  As a result, equities, and other risk assets, have struggled to develop tradable medium-term trends.  Both the Long Short Equity allocation and the Tactical Hedge Overlay detracted from Fund performance as young developing trends were often quickly and aggressively reversed by shifts in investor sentiment and headlines out of Japan, Europe, and Washington D.C.  Macro level uncertainty and governments’ expanding role in financial markets has resulted in greater systematic risk, increased volatility, and higher correlations between asset classes and alternative strategies.  As macro-economic uncertainty abates, visibility and investor sentiment will improve and asset classes will trend again.  We anticipate that directional strategies, like Long Short Equity, will outperform when investors have the conviction to commit capital over a medium-term horizon.

We remain confident in our strategies and sub-advisors, and expect that our investment process will continue to add alpha over the HFRX Global Hedge Fund Index.  The Fund maintained diversification across multiple asset classes and investment strategies during the reporting period. Our Capital Allocation process, which is run monthly, has begun to signal a more turbulent medium-term investment environment.  As a result, the Fund will incrementally shift exposure towards ‘convergent’ strategies and away from ‘directional’ strategies, while always maintaining a diversified multi-strategy approach.  As the Fund’s Advisor, we continue to work diligently to maintain productive exposures, take prudent risks, and provide access to high quality alternative strategy managers.

The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry.

The MSCI Emerging Market Index is an index created by Morgan Stanley Capital International (MSCI) that is designed to measure equity market performance in global emerging markets. The Emerging Markets Index is a float-adjusted market capitalization index that consists of indices in 26 emerging economies: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, Turkey and Venezuela.

MSCI World Index is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world. The MSCI World Index is maintained by Morgan Stanley Capital International, and is comprised of stocks from both developed and emerging markets.

Price to Book Ratio is a ratio used to compare a stock’s market value to its book value. It is calculated by dividing the current closing price of the stock by the latest quarter's book value per share.

Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

2399-NLD-11/7/2011

Alternative Strategies Mutual Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2011
Shares		Value

	COMMON STOCK - 46.45%
	AEROSPACE/DEFENSE - 0.83%
3,000	L-3 Communications Holdings, Inc. +	$ 203,460
408	Lockheed Martin Corp. +	30,270
611	Northrop Grumman Corp. +	33,373
		267,103
	AGRICULTURE - 1.56%
4,852	Altria Group, Inc. +	131,926
9,816	Archer-Daniels-Midland Co. +	279,560
1,000	British American Tobacco PLC	89,610
		501,096
	AIRLINES - 0.31%
18,537	AMR Corp. * +	67,104
1,803	United Continental Holdings, Inc. * +	33,518
		100,622
	AUTO MANUFACTURERS - 0.18%
3,119	Ford Motor Co. * +	34,683
690	Ford Otomotiv Sanayi AS	23,115
		57,798
	AUTO PARTS & EQUIPMENT - 0.47%
1,650	Autoliv, Inc.	92,103
3,900	China Automotive Systems, Inc. *	19,539
3,089	Goodyear Tire & Rubber Co. * +	38,489
		150,131
	BANKS - 6.06%
979	ABSA Group Ltd.	39,581
11,000	Banco Bilbao Vizcaya Argentaria SA	99,990
3,415	Banco Bradesco SA	60,958
10,500	Banco Santander SA	97,440
898	BanColombia SA - ADR	59,070
31,337	Bank of America Corp. +	256,023
6,700	Barclays PLC	74,839
776	Capital One Financial Corp. +	35,735
1,458	China Construction Bank Corp.	21,783
5,801	Citigroup, Inc. +	180,121
9,520	Commercial International Bank Egypt SAE	44,268
3,100	Credit Suisse Group AG	88,970
1,800	Deutsche Bank AG	72,846
1,474	Grupo Financiero Banorte SAB de CV	30,099
2,000	HSBC Holdings PLC	87,120
550	ICICI Bank Ltd.	21,648
See accompanying notes to financial statements.

Alternative Strategies Mutual Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2011
Shares		Value

	BANKS (Continued) - 6.06%
4,010	Industrial & Commercial Bank of China	$ 53,293
3,663	JPMorgan Chase & Co. +	137,582
300	Komercni Banka AS	20,370
5,287	Malayan Banking Bhd	27,757
4,346	Morgan Stanley +	76,055
16,026	Regions Financial Corp. +	72,758
5,000	Sberbank of Russia *	59,000
1,800	State Street Corp. +	63,936
1,759	SunTrust Banks Inc. +	35,004
1,682	Turkiye Vakiflar Bankasi Tao	30,444
6,500	UBS AG *	94,120
		1,940,810
	BEVERAGES - 0.65%
1,500	Anheuser-Busch InBev NV	82,890
799	Cia Cervecerias Unidas SA - ADR	45,791
1,000	Diageo PLC	80,260
		208,941
	BIOTECHNOLOGY - 1.20%
2,000	Biogen Idec, Inc. * +	188,400
2,500	Celgene Corp. * +	148,675
1,200	Gilead Sciences, Inc. *	47,862
		384,937
	BUILDING MATERIALS - 0.29%
7,050	Cemex SAB de CV *	37,858
8,253	Pretoria Portland Cement Co.	53,727
		91,585
	CHEMICALS - 0.81%
1,650	Braskem SA	39,253
2,598	Dow Chemical Co. +	73,913
1,000	Monsanto Co.	68,930
1,200	Syngenta AG	75,972
		258,068
	COAL - 1.42%
4,800	Consol Energy, Inc. +	219,168
4,800	Peabody Energy Corp. +	234,240
		453,408
	COMPUTERS - 1.83%
600	Apple, Inc. * +	230,898
3,250	Cognizant Technology Solutions Corp. - Cl. A * +	206,213
925	Computer Sciences Corp. +	28,361
4,710	Dell, Inc. * +	70,014
1,884	Hewlett-Packard Co. +	49,040
		584,526
See accompanying notes to financial statements.

Alternative Strategies Mutual Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2011
Shares		Value

	DISTRIBUTION/WHOLESALE - 0.23%
4,203	Ingram Micro, Inc. * +	$ 74,982

	DIVERSIFIED FINANCIAL SERVICES - 1.21%
2,239	Investec Ltd.	30,674
10,000	NASDAQ OMX Group, Inc. * +	236,900
1,436	Shinhan Financial Group Co.	120,437
		388,011
	ELECTRIC - 1.40%
1,421	Ameren Corp. +	42,999
796	American Electric Power Co. +	30,749
1,159	Constellation Energy Group, Inc. +	44,610
2,042	Duke Energy Corp. +	38,614
4,000	Enersis SA - ADR	80,480
808	Exelon Corp. +	34,841
1,772	FirstEnergy Corp. +	78,411
4,200	NRG Energy, Inc. * +	98,448
		449,152
	ELECTRONICS - 0.88%
7,700	Jinpan International Ltd.	74,921
4,700	Koninklijke Philips Electronics NV	99,499
2,550	Sensata Technologies Holding NV *	82,722
540	Tech Data Corp. * +	25,423
		282,565
	ENGINEERING & CONSTRUCTION - 0.47%
4,400	Aveng Ltd.	41,580
3,000	Chicago Bridge & Iron Co.	107,250
		148,830
	FOOD - 1.42%
4,163	Dean Foods Co. * +	35,968
1,400	Delhaize Group SA	94,010
4,052	Kroger Co. +	95,465
2,118	Safeway, Inc. +	38,823
12,937	SUPERVALU, Inc. +	103,108
2,600	Unilever NV	88,400
		455,774
	FOREST PRODUCTS & PAPER - 0.18%
1,081	International Paper Co. +	29,349
224	Kimberly-Clark de Mexico SAB de CV	6,630
1,247	Suzano Papel e Celulose SA	21,211
		57,190
	HEALTHCARE-PRODUCTS - 0.28%
1,400	Medtronic, Inc.	49,098
800	Smith & Nephew PLC	40,776
		89,874
See accompanying notes to financial statements.

Alternative Strategies Mutual Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2011
Shares		Value

	HEALTHCARE-SERVICES - 0.48%
766	UnitedHealth Group, Inc. +	$ 36,400
1,829	WellPoint, Inc. +	115,776
		152,176
	HOME FURNISHINGS - 0.22%
3,200	Sony Corp.	70,240

	INSURANCE - 1.37%
1,600	Aflac, Inc.	60,352
1,603	American International Group, Inc. - Warrant * +	12,023
3,384	Allstate Corp +	88,762
4,962	Hartford Financial Services Group, Inc. +	94,973
9,650	ING Groep NV *	84,052
1,972	Travelers Cos, Inc. +	99,507
		439,669
	INTERNET - 0.68%
400	Google, Inc. - Cl. A * +	216,384

	IRON/STEEL - 0.68%
910	POSCO - ADR	86,577
5,191	Ternium SA - ADR	131,748
		218,325
	LODGING - 0.15%
2,669	Genting Bhd	46,441

	MEDIA - 1.47%
4,000	DIRECTV * +	175,880
10,000	News Corp. +	173,800
3,852	Time Warner, Inc. +	121,954
		471,634
	MINING - 3.33%
5,102	Alcoa, Inc. +	65,357
400	BHP Billiton Ltd.	34,068
1,500	Cia de Minas Buenaventura SA - ADR	70,245
4,800	Freeport-McMoRan Copper & Gold, Inc. +	226,272
121,000	General Metals Corp. *	3,509
5,000	Harmony Gold Mining Co.	66,850
1,655	International Nickel Indonesia Tbk PT	34,424
5,300	Rio Tinto PLC	324,148
250,000	St Andrew Goldfields Ltd. *	191,639
6,000	Thompson Creek Metals Co. *	49,620
		1,066,132
	MISCELLANEOUS MANUFACTURING - 0.57%
11,111	General Electric Co. +	181,220

See accompanying notes to financial statements.

Alternative Strategies Mutual Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2011
Shares		Value

	OIL & GAS - 4.74%
1,525	Chevron Corp. +	$ 150,838
767	China Petroleum & Chemical Corp. - ADR	75,565
2,522	ConocoPhillips +	171,673
1,800	Diamond Offshore Drilling Inc. +	114,714
2,350	ENI SpA - ADR	94,635
681	Exxon Mobil Corp. +	50,421
6,415	Gazprom OAO	79,867
1,731	Marathon Oil Corp. +	46,599
660	Marathon Petroleum Corp.	24,460
580	PetroChina Co. Ltd. - ADR	74,530
5,838	Petroleo Brasileiro SA	155,583
4,370	PTT Exploration & Production PCL	53,314
1,200	Royal Dutch Shell PLC	80,460
2,000	Statoil ASA - ADR	48,180
947	Sunoco, Inc. +	36,119
2,700	Total SA	132,408
5,633	Valero Energy Corp. +	127,982
		1,517,348
	OIL & GAS SERVICES - 0.71%
4,400	Cameron International Corp. * +	228,624

	PHARMACEUTICALS - 2.56%
1,010	AmerisourceBergen Corp. +	39,976
1,300	AstraZeneca PLC	61,646
1,096	Bristol-Myers Squibb Co. +	32,606
2,334	Cardinal Health, Inc. +	99,195
2,150	GlaxoSmithKline PLC	92,084
1,560	Hikma Pharmaceuticals PLC	30,092
1,230	McKesson Corp. +	98,314
1,500	Novartis AG	87,690
300	Novo Nordisk A/S	31,998
7,957	Pfizer, Inc. +	151,024
1,000	Shire PLC	97,100
		821,725
	REAL ESTATE - 0.16%
927	China Overseas Land & Investment Ltd.	52,607

	RETAIL - 1.24%
1,120	Astra International Tbk PT	17,080
1,445	Best Buy Co. +	36,977
899	CVS Caremark Corp. +	32,283
975	Home Depot, Inc. +	32,546
See accompanying notes to financial statements.

Alternative Strategies Mutual Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2011
Shares		Value

	RETAIL (Continued) - 1.24%
1,482	Macy's, Inc. +	$ 38,458
674	Sears Holdings Corp. * +	40,366
3,738	Wal-Mart Stores, Inc. +	198,899
		396,609
	SAVINGS & LOANS - 0.54%
41,000	Meritor Savings Bank *	172,200

	SEMICONDUCTORS - 0.91%
2,300	ASM International NV	60,996
1,000	ASML Holding NV	35,270
2,327	Intel Corp. +	46,843
2,000	NXP Semiconductor NV *	32,580
6,380	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	76,369
19,350	United Microelectronics Corp. - ADR	38,507
		290,565
	SOFTWARE - 0.20%
1,200	SAP AG	65,412

	TELECOMMUNICATIONS - 3.62%
9,550	Advanced Info Service PCL	35,429
6,024	America Movil SAB de CV	153,973
6,101	AT&T, Inc. +	173,756
1,000	BT Group PLC - ADR	27,960
2,809	China Mobile Ltd. - ADR	143,736
3,500	NTT DoCoMo, Inc.	63,945
906	Philippine Long Distance Telephone Co.	52,240
14,228	Sprint Nextel Corp. * +	53,497
1,550	Telecomunicacoes de Sao Paulo SA	49,244
9,000	Telefonica SA +	187,650
7,221	Telekomunikacja Polska SA	40,799
4,022	Verizon Communications, Inc. +	145,476
2,947	VimpelCom Ltd.	33,684
		1,161,389
	TRANSPORTATION - 0.92%
8,500	CSX Corp. +	186,490
6,232	Pacific Basin Shipping Ltd.	59,266
7,200	Safe Bulkers, Inc.	50,328
		296,084
	WATER - 0.22%
1,200	Cia de Saneamento Basico do Estado de Sao Paulo	69,192

	TOTAL COMMON STOCK	14,879,379
	(Cost - $15,847,097)
See accompanying notes to financial statements.

Alternative Strategies Mutual Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2011
Shares		Value

	PREFERRED STOCK - 0.32%
4,000	Corts-Ford *
	(Cost - $100,800)	$ 100,800

	EXCHANGE TRADED NOTES - 0.84%
5,448	iPath Dow Jones-UBS Commodity Index Total Return ETN *	269,513
	(Cost - $270,811)

	EXCHANGE TRADED FUNDS - 27.34%
	ASSET ALLOCATION FUND - 2.26%
18,500	ProShares UltraShort Euro *	312,280
18,000	WisdomTree Dreyfus Emerging Currency Fund * +	412,020
		724,300
	COMMODITY FUND - 0.23%
411	SPDR Gold Shares *	73,014

	COUNTRY FUNDS-CLOSED-END - 0.15%
3,450	Thai Fund, Inc.	47,369

	DEBT FUND - 2.70%
2,490	iShares JPMorgan USD Emerging Markets Bond Fund	276,813
16,000	ProShares Short 20+ Year Treasury * +	586,720
		863,533
	EQUITY FUND - 22.00%
55,000	Financial Select Sector SPDR Fund	735,900
14,900	iShares Dow Jones US Oil Equipment & Services Index Fund +	836,784
10,600	iShares Dow Jones US Real Estate Index Fund +	606,108
1,850	iShares MSCI Brazil Index Fund	121,175
16,500	iShares MSCI Canada Index Fund +	493,020
5,309	iShares MSCI Chile Investable Market Index Fund +	358,889
10,638	iShares MSCI Emerging Markets Index Fund	454,455
1,200	iSHARES MSCI Indonesia Investable Market Index Fund	39,432
14,353	iShares MSCI South Korea Index Fund	812,810
19,289	iShares MSCI Taiwan Index Fund	265,031
6,300	Market Vectors Agribusiness ETF	328,923
14,000	Market Vectors Gold Miners ETF +	879,340
3,068	Market Vectors Poland ETF	74,184
4,876	PowerShares India Portfolio	99,617
1,542	SPDR S&P Emerging Middle East & Africa ETF	110,870
34,000	Technology Select Sector SPDR Fund	831,640
		7,048,178

	TOTAL EXCHANGE TRADED FUNDS
	(Cost - $8,999,015)	8,756,394

See accompanying notes to financial statements.
Alternative Strategies Mutual Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2011
Principal		Value

	CONVERTIBLE BONDS - 13.46%
	BIOTECHNOLOGY - 0.62%
200,000	PDL BioPharma, Inc., 3.75%, Due 5/1/2015 +	$ 197,000

	BUILDING MATERIALS - 0.33%
150,000	Cemex SAB de CV - 144A, 3.25%, Due 3/15/2016 +	105,750

	COMPUTERS - 0.64%
150,000	Cadence Design Systems, Inc., 2.63%, Due 6/1/2015 +	205,534

	DIVERSIFIED FINANCIAL SERVICES - 1.34%
200,000	Knight Capital Group, Inc., 3.50%, Due 3/15/2015 +	187,500
200,000	National Financial Partners Corp., 4.00%, Due 6/15/2017 +	240,370
		427,870
	ENERGY-ALTERNATE SOURCES - 0.54%
150,000	Covanta Holding Corp., 3.25%, Due 6/1/2014 +	171,750

	ENGINEERING & CONSTRUCTION - 0.96%
200,000	MasTec, Inc., 4.00%, Due 6/15/2014 +	307,000

	HEALTHCARE-PRODUCTS - 2.09%
200,000	Greatbatch, Inc., 2.25%, Due 6/15/2014 +	194,750
200,000	Kinetic Concepts - 144A, 3.25%, Due 4/15/2015 +	286,250
150,000	PSS World Medical, Inc. - 144A, 3.13%, Due 8/1/2014 +	189,000
		670,000
	HEALTHCARE-SERVICES - 0.52%
200,000	Brookdale Senior Living, Inc., 2.75%, Due 6/15/2018 +	165,750

	INSURANCE - 0.47%
150,000	American Equity Investment Life Holding Co. - 144A, 3.50%, Due 9/15/2015 +	152,813

	INTERNET - 1.21%
200,000	VeriSign, Inc., 3.25%, Due 8/15/2037 +	216,250
200,000	Web MD Health Corp. - 144A, 2.50%, Due 1/31/2018 +	171,750
		388,000
	INVESTMENT COMPANIES - 0.60%
200,000	Ares Capital Corp. - 144A, 5.13%, Due 6/1/2016 +	192,750

	MINING - 0.43%
150,000	Sterlite Industries India Ltd., 4.00%, Due 10/30/2014 +	136,875

See accompanying notes to financial statements.
Alternative Strategies Mutual Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2011
Principal		Value

	PHARMACEUTICALS - 0.81%
150,000	Cephalon, Inc., 2.00%, Due 6/1/2015 +	$ 261,188

	SEMICONDUCTORS - 0.63%
200,000	Advanced Micro Devices, Inc., 5.75%, Due 8/15/2012 +	202,750

	SOFTWARE - 0.27%
100,000	CSG Systems International, Inc. - 144A, 3.00%, Due 3/1/2017 +	87,873

	TELECOMMUNICATIONS - 1.77%
200,000	NII Holdings, Inc., 3.13%, Due 6/15/2012 +	202,000
150,000	SBA Communications Corp., 4.00%, Due 10/1/2014 +	208,125
100,000	Virgin Media, Inc., 6.50%, Due 11/15/2016 +	156,875
		567,000
	TRANSPORTATION - 0.23%
100,000	DryShips, Inc., 5.00%, Due 12/1/2014 +	73,500

	TOTAL CONVERTIBLE BONDS	4,313,403
	(Cost - $4,261,125)

	CORPORATE BONDS - 1.90%
	AGRICULTURE - 0.60%
200,000	Ceagro Agricola Ltd. -144A, 10.75%, Due 5/16/2016	193,500

	COAL - 0.57%
200,000	Winsway Coking Coal Holding Ltd. - 144A, 8.50%, 4/8/2016	181,250

	METAL FABRICATE/HARDWARE - 0.31%
100,000	WPE International Cooperatief UA - 144A, 10.38%, Due 9/30/2020	101,000

	TRANSPORTATION - 0.42%
150,000	BRT Escrow Corp. - 144A, 8.00%, Due 8/18/2018	135,000

	TOTAL CORPORATE BONDS	610,750
	(Cost - $644,428)

	US TREASURY NOTES - 9.95%
300,000	US Treasury Inflation Indexed Notes, 1.13%, Due 1/15/2021	339,135
600,000	US Treasury Inflation Indexed Notes, 1.25%, Due 4/15/2014	675,614
1,500,000	US Treasury Inflation Indexed Notes, 0.13%, Due 4/15/2016	1,600,680
450,000	US Treasury Inflation Indexed Notes, 2.13%, Due 2/15/2041	572,399
	(Cost - $3,061,433)	3,187,828

	FOREIGN GOVERNMENT BONDS - 0.32%
100,000	Russian Foreign Bond - Eurobond - 144A, 3.63%, Due 4/29/2015
	(Cost - $97,764)	102,880

See accompanying notes to financial statements.
Alternative Strategies Mutual Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2011

Contracts	PURCHASED FUTURE OPTIONS - 0.15%	Value
5	Brent European Crude Oil	850
	Put Expiration October 2011, Exercise Price $100
2	Crude Oil	28,480
	Call Expiration December 2011, Exercise Price $100
3	Euro FX	6,750
	Put Expiration March 2012, Exercise Price $1.30
1	S&P 500 Emini	4,300
	Put Expiration December 2011, Exercise Price $1250
5	S&P 500 Emini	7,375
	Put Expiration October 2011, Exercise Price $1150
	TOTAL PURCHASED FUTURE OPTIONS	47,755
	(Cost - $50,320)

Shares	SHORT-TERM INVESTMENTS - 7.41%
	MONEY MARKET FUND - 7.41%
2,374,032	STIT - Liquid Assets Portfolio, .01%**	2,374,032
	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $2,374,032)

	TOTAL INVESTMENTS - 108.14%	$ 34,642,734
	(Cost - $ 35,706,825)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.14)%	(2,608,722)
	NET ASSETS - 100.00%	$ 32,034,012

	SECURITIES SOLD SHORT - (21.31%)
887	3M Co.	$ 73,603
654	Accenture PLC - Cl. A	35,048
1,348	Allergan, Inc.	110,280
494	Amazon.com, Inc. *	106,353
8,650	American Equity Investment Life Holding Co.	87,365
1,174	American Express Co.	58,360
784	American Tower Corp. *	42,226
1,309	Berkshire Hathaway, Inc. *	95,557
5,200	Brookdale Senior Living, Inc. *	83,772
15,500	Cadence Design Systems, Inc. *	143,220
849	Caterpillar, Inc.	77,259
9,400	Cemex SAB de CV *	50,478
2,800	Cephalon, Inc. *	225,792
4,500	Cisco Systems, Inc.	70,560
2,306	Coca-Cola Co.	162,458
417	Colgate-Palmolive Co.	37,517
5,550	Covanta Holding Corp.	91,131
2,650	CSG Systems International, Inc. *	35,404
1,537	Danaher Corp.	70,410
See accompanying notes to financial statements.

Alternative Strategies Mutual Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2011
Shares		Value

	SECURITIES SOLD SHORT (Continued) - (21.31%)
1,067	Deere & Co.	$ 86,235
1,002	Dominion Resources, Inc.	48,837
8,600	DryShips, Inc. *	25,370
1,252	EBay, Inc. *	38,649
2,034	EMC Corp. *	45,948
383	EOG Resources, Inc.	35,462
2,078	Express Scripts, Inc. *	97,541
396	Franklin Resources, Inc.	47,488
454	Goldman Sachs Group, Inc.	52,764
600	Greatbatch, Inc. *	13,410
1,891	Halliburton Co.	83,904
532	International Business Machines Corp.	91,456
156	Intuitive Surgical, Inc. *	59,491
1,580	Johnson & Johnson	103,964
2,700	Kinetic Concepts, Inc. *	182,358
3,350	Knight Capital Group, Inc. - Cl. A *	43,249
974	Las Vegas Sands Corp. *	45,359
10,150	MasTec, Inc. *	225,330
289	Mastercard, Inc. - Cl. A	95,286
1,455	McDonald's Corp.	131,619
2,163	Microsoft Corp.	57,536
12,500	National Financial Partners Corp. *	159,750
510	National Oilwell Varco, Inc.	33,721
813	NetApp, Inc. *	30,585
661	NextEra Energy, Inc.	37,492
967	NIKE, Inc.	83,791
1,181	Occidental Petroleum Corp.	102,440
4,520	Oracle Corp.	126,876
15,000	PDL BioPharma, Inc.	91,650
1,627	PepsiCo, Inc.	104,828
2,009	Philip Morris International, Inc.	139,264
504	Precision Castparts Corp.	82,580
131	Priceline.com, Inc. *	70,381
5,300	PSS World Medical, Inc. *	124,974
2,789	QUALCOMM, Inc.	143,522
412	Salesforce.com, Inc. *	53,045
3,850	SBA Communications Corp. - Cl. A *	145,492
2,273	Schlumberger Ltd.	177,567
913	Simon Property Group, Inc.	107,277
1,444	Southern Co.	59,724
2,214	Starbucks Corp.	85,505
1,900	Sterlite Industries India Ltd.	22,021
915	T Rowe Price Group, Inc.	48,934
See accompanying notes to financial statements.

Alternative Strategies Mutual Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2011
Shares		Value

	SECURITIES SOLD SHORT (Continued) - (21.31%)
1,300	Texas Instruments, Inc.	$ 34,073
941	Union Pacific Corp.	86,732
5,000	VeriSign, Inc.	155,750
4,550	Virgin Media, Inc.	115,388
502	Visa, Inc. - Cl. A	44,116
2,410	Walt Disney Co.	82,085
1,400	WebMD Health Corp. - Cl. A *	49,476
1,712	Wells Fargo & Co.	44,682
7,500	SPDR S&P 500 ETF Trust	915,450
	TOTAL SECURITIES SOLD SHORT	6,827,220
	(Proceeds - $6,751,611)

Contracts	FUTURE OPTIONS SOLD
2	SUGAR (WRLD) OPTN Oct11Call 33 (Proceeds - $2,307)	313

		Unrealized
		Appreciation/
	FUTURES CONTRACTS PURCHASED	(Depreciation)
4	CBOE VIX Future	11,010
	(Underlying Face Amount at Value $113,600)
1	Corn Future	3,650
	(Underlying Face Amount at Value $38,950)
2	Heating Oil Future	5,779
	(Underlying Face Amount at Value $258,964)
8	Mexican Peso Future	(14,100)
	(Underlying Face Amount at Value $323,920)
3	Natural Gas Future	1,410
	(Underlying Face Amount at Value $133,950)
50	S&P E-Mini Future	60,425
	(Underlying Face Amount at Value $3,030,000)
1	S&P E-Mini Future	6,700
	(Underlying Face Amount at Value $60,888)
1	Soybean Future	6,438
	(Underlying Face Amount at Value $72,875)
2	Wheat Future	7,975
	(Underlying Face Amount at Value $82,700)
1	World Sugar #11	470
	(Underlying Face Amount at Value $33,424)
2	WTI Crude Future	9,430
	(Underlying Face Amount at Value $176,200)
	TOTAL PURCHASED FUTURES CONTRACTS	99,187
See accompanying notes to financial statements.

Alternative Strategies Mutual Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2011

		Unrealized
		Appreciation/
Contracts	FUTURES CONTRACTS SOLD	(Depreciation)
2	Brent Crude Future	$ (11,430)
	(Underlying Face Amount at Value $229,700)
2	CBOE VIX Future	(7,000)
	(Underlying Face Amount at Value $59,400)
2	CBOE VIX Future	2,210
	(Underlying Face Amount at Value $59,300)
2	Corn Future	(1,650)
	(Underlying Face Amount at Value $76,750)
8	Euro Fx Future	(25,400)
	(Underlying Face Amount at Value $1,438,000)
2	Heating Oil Future	(5,107)
	(Underlying Face Amount at Value $254,050)
1	Japanese Yen Future	(7,050)
	(Underlying Face Amount at Value $163,250)
1	Nasdaq 100 E-Mini	(1,240)
	(Underlying Face Amount at Value $44,815)
3	Natural Gas Future	(1,590)
	(Underlying Face Amount at Value $132,990)
2	US 10 Year Future	672
	(Underlying Face Amount at Value $258,062)
4	US 5YR NOTE (CBT)	906
	(Underlying Face Amount at Value $490,188)
4	US Long Bond Future	3,875
	(Underlying Face Amount at Value $544,124)
6	US Ultra Bond	11,953
	(Underlying Face Amount at Value $858,936)
1	Wheat Future	(4,813)
	(Underlying Face Amount at Value $39,575)
	TOTAL FUTURES CONTRACTS SOLD	$ (45,664)

	TOTAL FUTURES CONTRACTS	$ 53,523

* Non-Income producing security.
** Money Market Fund; interest rate reflects seven-day effective yield on August 31, 2011.
ADR - American Depositary Reciept.
+ All or portion of these securities are pledged as collateral for short positions.
(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 1,215,467
	Unrealized depreciation	(2,279,558)
	Net unrealized depreciation	$ (1,064,091)

Alternative Strategies Mutual Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
August 31, 2011

ASSETS
Investment securities:
At cost	$ 35,706,825
At value	34,642,734
Receivable for securities sold	328,689
Deposit with broker	3,897,982
Due from broker- variation margin	132,903
Dividends and interest receivable	101,797
Prepaid expenses and other assets	17,753
TOTAL ASSETS	39,121,858

LIABILITIES
Payable for investments purchased	68,311
Distribution (12b-1) fees payable	7,313
Written options (proceeds $2,307)	313
Securities sold short (proceeds $6,751,611)	6,827,220
Due to broker- variation margin	79,380
Investment advisory fees payable	53,987
Fees payable to other affiliates	27,241
Accrued expenses and other liabilities	24,081
TOTAL LIABILITIES	7,087,846
NET ASSETS	$ 32,034,012

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 35,236,878
Accumulated net investment loss	(140,786)
Accumulated net realized loss from security transactions,
short sales, purchased options, written options, and futures	(1,977,897)
Net unrealized appreciation (depreciation) of:
Security transactions	(1,061,526)
Short Sales	(75,609)
Purchased options	(2,565)
Written Options	1,994
Futures	53,523

NET ASSETS	$ 32,034,012

Class A Shares:
Net Assets	$ 17,960,636
Shares of beneficial interest outstanding	1,295,586
Net asset value and redemption price per share (Net assets/Shares of Beneficial Interest)*	$ 13.86
Maximum offering price per share (maximum sales charges of 5.75%)	$ 14.71

Class I Shares:
Net Assets	$ 14,073,376
Shares of beneficial interest outstanding	1,214,200
Net asset value, offering and redemption price per share (Net assets/Shares of Beneficial Interest)*	$ 11.59
_____
*If applicable, redemption price per share may be reduced by a redemption fee.

See accompanying notes to financial statements.

Alternative Strategies Mutual Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended August 31, 2011

INVESTMENT INCOME
Dividends (Less $11,902 Foreign Taxes)	$ 168,476
Interest	126,797
TOTAL INVESTMENT INCOME	295,273

EXPENSES
Investment advisory fees	284,451
Dividends on short positions	53,822
Transfer agent fees	27,344
Administrative services fees	20,383
Accounting services fees	18,507
Custodian fees	15,568
Registration fees	14,850
Distribution (12b-1) fees- Class A	14,427
Audit fees	12,379
Legal fees	11,481
Printing and postage expenses	5,024
Trustees' fees and expenses	2,132
Compliance officer fees	1,997
Insurance expense	1,202
Other expenses	1,682
TOTAL EXPENSES	485,249
Fees waived by the Advisor	(49,190)

NET EXPENSES	436,059

NET INVESTMENT LOSS	(140,786)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	132,123
Securities Sold Short	(513,866)
Options	217,755
Futures	(1,007,339)
Total net realized loss on investments	(1,171,327)

Net change in unrealized appreciation (depreciation) of:
Investments	(3,096,590)
Securities Sold Short	556,273
Purchased options	(10,785)
Written options	1,994
Futures	22,395
Total net change in unrealized depreciation	(2,526,713)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(3,698,040)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (3,838,826)

See accompanying notes to financial statements.

Alternative Strategies Mutual Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	August 31, 2011	February 28, 2011
	(Unaudited)
FROM OPERATIONS
Net investment loss	$ (140,786)	$ (297,827)
Net realized loss from investments, short sales, purchased options, written
options and futures	(1,171,327)	(577,018)
Net change in unrealized appreciation of investments, short sales, purchased
options, written options and futures	(2,526,713)	2,100,314
Net increase (decrease) in net assets resulting from operations	(3,838,826)	1,225,469

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	-	(49,307)
Class I	-	(740,805)
Net decrease in net assets from distributions to shareholders	-	(790,112)

FROM SHARES OF BENEFICIAL INTEREST
Class A:
Proceeds from shares sold	18,328,155	850,051
Net asset value of shares issued in reinvestment of distributions	-	39,498
Redemption fee proceeds	1,486	155
Payments for shares redeemed	(1,002,247)	(1,661,237)
Net increase (decrease) in net assets from shares of beneficial interest	17,327,394	(771,533)
Class I:
Proceeds from shares sold	4,792,686	7,600,364
Net asset value of shares issued in reinvestment of distributions	-	678,127
Redemption fee proceeds	2,641	892
Payments for shares redeemed	(10,234,204)	(17,250,868)
Net increase (decrease) in net assets from shares of beneficial interest	(5,438,877)	(8,971,485)

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,049,691	(9,307,661)

NET ASSETS
Beginning of Period	23,984,321	33,291,982
End of Period *	$ 32,034,012	$ 23,984,321
* Includes accumulated net investment income (loss) of:	$ (140,786)	$ -

SHARE ACTIVITY
Class A
Shares Sold	1,210,887	55,829
Shares Reinvested	-	2,569
Shares Redeemed	(66,464)	(111,151)
Net increase (decrease) in shares of beneficial interest outstanding	1,144,423	(52,753)

Class I
Shares Sold	381,033	594,683
Shares Reinvested	-	52,896
Shares Redeemed	(832,250)	(1,350,762)
Net decrease in shares of beneficial interest outstanding	(451,217)	(703,183)

See accompanying notes to financial statements.

Alternative Strategies Mutual Fund - Class A
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended February 28,			Period Ended
	August 31, 2011		2011		2010	February 28, 2009 (1)
	(Unaudited)
Net asset value, beginning of period	$ 15.56		$ 15.25		$ 13.83	$ 15.00

Activity from investment operations:
Net investment income (loss) (2)	(0.09)		(0.18)		(0.21)	0.03
Net realized and unrealized gain (loss) on investments	(1.61)		0.80		1.63	(1.23)
Total from investment operations	(1.70)		0.62		1.42	(1.20)
Less distributions from:
Net investment income	-		-		-	(0.09)
Net realized gains	-		(0.31)		-	-
Total distributions	-		(0.31)		-	(0.09)

Paid-in-capital from redemption fees	0.00	(7)	0.00	(7)	-	0.12

Net asset value, end of period	$ 13.86		$ 15.56		$ 15.25	$ 13.83

Total return (3)	(10.93)%		4.11%		10.27%	(7.19)%

Net assets, end of period (000s)	$ 17,961		$ 2,352		$ 3,109	$ 377

Ratio of expenses to average net assets:
Before reimbursement (4)(5)	3.34%		3.89%		4.23%	6.63%
Net of reimbursement (4)(5)	3.12%		3.46%		3.33%	3.18%

Ratio of expenses to average net assets (net of dividend expense):
Before reimbursement (4)(5)	2.97%		3.18%		3.65%	6.20%
Net of reimbursement (4)(5)	2.75%		2.75%		2.75%	2.75%

Ratio of net investment (loss) to average net assets:
Before reimbursement (4)(5)(6)	(1.49)%		(1.63)%		(2.28)%	(2.80)%
Net of reimbursement (4)(5)(6)	(1.27)%		(1.21)%		(1.38)%	0.65%

Portfolio Turnover Rate (3)	225%		224%		438%	347%

(1) Class A commenced operations on November 5, 2008.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Not annualized for periods less than a full year.
(4) Annualized for periods of less than one year.
(5)	Does not include the expenses of other investment companies in which the Fund invests.
(6)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(7) Less than a half cent per share.

See accompanying notes to financial statements.

Alternative Strategies Mutual Fund - Class I
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended February 28,				Period Ended
	August 31, 2011		2011		2010		February 28, 2009 (1)
	(Unaudited)
Net asset value, beginning of period	$ 12.99		$ 12.74		$ 11.53		$ 13.00

Activity from investment operations:
Net investment income (loss) (2)	(0.05)		(0.11)		(0.13)		0.08
Net realized and unrealized gain (loss) on investments	(1.35)		0.67		1.34		(1.45)
Total from investment operations	(1.40)		0.56		1.21		(1.37)
Less distributions from:
Net investment income	-		-		0.00	(7)	(0.10)
Net realized gains	-		(0.31)		-		-
Total distributions	-		(0.31)		0.00	(7)	(0.10)

Paid-in-capital from redemption fees	0.00	(7)	0.00	(7)	0.00	(7)	-

Net asset value, end of period	$ 11.59		$ 12.99		$ 12.74		$ 11.53

Total return (3)	(10.78)%		4.45%		10.51%		(10.59)%

Net assets, end of period (000s)	$ 14,073		$ 21,632		$ 30,183		$ 11,269

Ratio of expenses to average net assets:
Before reimbursement (4)(5)	3.25%		3.64%		3.95%		4.73%
Net of reimbursement (4)(5)	2.85%		3.22%		3.05%		2.95%

Ratio of expenses to average net assets (net of dividend expense):
Before reimbursement (4)(5)	2.90%		2.92%		3.40%		4.54%
Net of reimbursement (4)(5)	2.50%		2.50%		2.50%		2.76%

Ratio of net investment (loss) to average net assets:
Before reimbursement (4)(5)(6)	(1.17)%		(1.33)%		(1.91)%		(1.11)%
Net of reimbursement (4)(5)(6)	(0.77)%		(0.91)%		(1.01)%		0.67%

Portfolio Turnover Rate (3)	225%		224%		438%		347%

(1) Class I commenced operations on March 3, 2008.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Not annualized for periods less than a full year.
(4) Annualized for periods of less than one year.
(5)	Does not include the expenses of other investment companies in which the Fund invests.
(6)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(7) Less than a half cent per share.

See accompanying notes to financial statements.

Alternative Strategies Mutual Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

August 31, 2011

1.

ORGANIZATION

Alternative Strategies Mutual Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  Prior to June 27, 2011, the Fund was a series of the Trust for Professional Managers (the “Predecessor Fund”).  The Fund’s investment objective is long-term capital appreciation with low correlation to broad market indices.  The Fund commenced operations on March 3, 2008.  Effective October 15, 2008, the Fund issued a new class of shares, Class A, and renamed the existing class as Class I.  Class A shares commenced operations on November 5, 2008.  Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.   Class I shares are offered at net asset value.   Each class of shares has identical rights and privileges except with respect to the distribution fees, and voting rights on matters affecting a single class of shares.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.    Options and futures contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Alternative Strategies Mutual Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

August 31, 2011

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of August 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Alternative Strategies Mutual Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

August 31, 2011

Assets	Level 1	Level 2	Level 3	Total
Investments:
Common Stock*	$ 14,879,379	$ -	$ -	$ 14,879,379
Preferred Stock	100,800	-	-	100,800
Exchange-Traded Note	269,513	-	-	269,513
Exchange-Traded Funds	8,756,394	-	-	8,756,394
Convertible Bonds		4,313,403
Corporate Bonds		610,750
U.S. Treasury Bonds		3,187,828
Foreign Government Bonds	-	102,880	-	8,214,861
Purchased Options	47,755	-	-	47,755
Short-Term Investment	2,374,032	-	-	2,374,032
Total Investments	$ 26,427,873	$ 8,214,861	$ -	$ 34,642,734
Futures Contracts**	$ 53,523	-	-	$ 53,523
Liabilities
Securities Sold Short	$ 6,827,220	-	-	$ 6,827,220
Written Options	313	-	-	313
Total	$ 6,827,533	$ -	$ -	$ 6,827,533

                  The Fund did not hold any Level 3 securities during the period.

                   There were no significant transfers between Level 1 and Level 2 during the current period presented.

*Please refer to the Portfolio of Investments for Industry classifications.

**Futures Contracts are derivative instruments not reflected in the Schedule of Investments.  This amount represents net unrealized appreciation on futures contracts purchased and sold as of August 31, 2011.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Alternative Strategies Mutual Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

August 31, 2011

Federal income tax – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders.  Therefore, no provision for Federal income tax is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2008-2011). The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Contracts – As foreign securities are purchased, the Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Statements of Operations.

Futures Contracts – The Fund is subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives.   The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.   Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are

Alternative Strategies Mutual Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

August 31, 2011

recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.   If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts  The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.   Risks may exceed amounts recognized in the Statements of Assets and Liabilities.    With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Transactions – The Fund is subject to equity price risk an currency exchange rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

When a fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if a fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, a fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.  When a fund purchases an option, an amount equal to the premium paid by the fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.   With purchased options, there is minimal counterparty credit risk to the fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The number of option contracts written and the premiums received by the Fund during the six months ended August 31, 2011, were as follows:

Alternative Strategies Mutual Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

August 31, 2011

	Number of Contracts	Premiums Received
Options outstanding, beginning of period	-	$ -
Options written	2	2,307
Options exercised	-	-
Options expired	-	-
Options closed	-	-
Options outstanding, end of period	2	$ 2,307

Derivatives Disclosure -

Fair Values of Derivative Instruments in the Fund as of August 31, 2011:

Alternative Strategies Mutual Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

August 31, 2011

The effect of Derivative Instruments on the Statement of Operations for the six months ended August 31, 2011:

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size.  Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the

Alternative Strategies Mutual Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

August 31, 2011

Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.  INVESTMENT TRANSACTIONS

For the six months ended August 31, 2011, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $57,502,323 and $45,642,087, respectively.

4. INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund.  Ascentia Capital Partners, LLC. serves as the Fund’s Investment Advisor (the “Advisor”). The Trust on behalf of the Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting and transfer agent services.  Prior to June 27, 2011, such services were provided by U.S. Bancorp Fund Services, LLC.  A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Trust on behalf of the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.95% of the Fund’s average daily net assets.  For the six months ended August 31, 2011, the Fund incurred $284,451 of advisory fees.

Pursuant to a written contract (the "Waiver Agreement"), the Advisor has agreed, at least until August 31, 2012 to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that total expenses incurred (excluding front-end or contingent sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees, or extraordinary expenses, such as litigation) do not exceed 2.75% for Class A shares and 2.50% for Class I shares with respect to the average daily net assets for each share class.  These amounts will herein be referred to as the "expense limitations."  For the six months ended August 31, 2011, expenses of $49,190 incurred by the Fund were waived or reimbursed by the Advisor.

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver agreement, and the Fund’s operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund's operating expense to exceed the respective expense limitation.  If any Fund's operating expenses subsequently exceed the respective expense limitation, the reimbursements for the Fund shall be suspended.

Alternative Strategies Mutual Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

August 31, 2011

As of February 28, 2011, the following amounts are subject to recapture by the Advisor by February 28 of the following years:

2011	2012	2013	Totals
$ 156,549	$ 173,703	$ 134,260	$ 464,512

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).  The Board may terminate this expense reimbursement arrangement at any time.

Sub-advisory services are provided to the Funds, pursuant to agreements between the Adviser and the below listed sub-advisors.  Under the terms of these sub-advisory agreements, the Advisor compensates the sub-advisors based on the portion of the Fund’s average daily net assets which they have been allocated to manage.

Armored Wolf, LLC

Dunham & Associates Investment Counsel, Inc.

DuPont Capital Management Corporation

Sage Capital Management, LLC

Research Affiliates, LLC also served as a sub-advisor to the Predecessor Fund, but currently serves solely as a signal provider to the Fund’s Advisor.

Distributor- The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated at an annual rate of 0.25% of the average daily net assets for Class A shares, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.  Prior to June 27, 2011, Quasar Distributors, LLC served as the Fund’s distributor.  For the six months ended August 31, 2011, pursuant to the Plan, Class A shares paid $14,427.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A and Class I shares. The Distributor is an affiliate of GFS. For the six months ended August 31, 2011, the Distributor received $2,605 in underwriting commissions for sales of Class A shares.

Alternative Strategies Mutual Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

August 31, 2011

Trustees- Each Trustee who is not an interested person of the Trust or Adviser will receive a quarterly fee of $2,000, as well as reimbursement for any reasonable expenses incurred attending the meetings to be paid at the end of each calendar quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust. The Trust does not have a bonus, profit sharing, pension or retirement plan

Effective June 27, 2011 and pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting and transfer agency services to the Fund as follows:

Administration- The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.  Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $32,000 or

10 basis points or 0.10% per annum on the first $100 million in net assets

8 basis points or 0.08% per annum on the next $150 million in net assets

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting- Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints.  Fees are billed monthly as follows:

A minimum annual fee of $21,600 plus:

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency-  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.  Fees are billed monthly as follows:

The greater of the annual minimum or per account charges. The annual minimum is $12,000 per class and the account charge is $14.00 per account.  The annual minimum fee is waived for the second shares class.

Prior to June 27, 2011, the Fund incurred the following expenses for services provided by U.S. Bancorp Services, LLC:

Administration	Fund Accounting	Transfer Agency
$12,876	$12,924	$20,438

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended August 31, 2011, the Fund incurred expenses of $1,997 for compliance services pursuant to the Trust’s Agreement with NLCS.  Prior to June 27, 2011, an employee of U.S. Bancorp Fund Services, LLC, served as CCO for the Fund and received $14,159.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For six months ended August 31, 2011, GemCom collected amounts totaling $6,700 for EDGAR and printing services performed.

5.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the periods ended was as follows:

As of February 28, 2011, the components of distributable earnings/ (deficit) on a tax basis were as follows:

The difference between book basis and tax basis of investments is primarily attributable to the tax deferral of losses on wash sales and partnership adjustments.

Permanent book and tax differences resulted in reclassification for the period ended February 28, 2011 as follows:

Alternative Strategies Mutual Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

August 31, 2011

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending February 28, 2012. Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all of a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses will be utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be included in the February 28, 2012 Annual Report.

6.  NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

Management is currently evaluating the impact this disclosure may have on the Fund’s financial statements.

7.  SHAREHOLDER MEETING

The Board of Trustees of the Trust for Professional Mangers (the “ Predecessor Trust” ) held a Special Meeting of the Shareholders of the Alternative Strategies Mutual Fund (the “ Predecessor Fund” ), a series of the Predecessor Trust, on June 22, 2011 for the purpose of approving an Agreement and Plan of Reorganization dated May 17, 2011by and among the Predecessor Trust, on behalf of the Predecessor Fund, Northern Lights Fund Trust II (the “ Trust” ), on behalf of its newly created series the Alternative Strategies Mutual Fund (the “ Fund” ), and Ascentia Capital Partners, LLC, the investment advisor to the Predecessor Fund and the Fund (the “ Advisor” ) regarding the proposed reorganization of the Predecessor Fund with and into the Fund (the “ Plan of Reorganization” ). Under the Plan of Reorganization, the Predecessor Fund would transfer all of its assets and liabilities to the Fund, in exchange for a number of Fund shares equivalent in class, number and value to shares of the Predecessor Fund outstanding immediately prior to the closing date, followed by a distribution of those shares to Acquired Fund shareholders so that each Class A and Class I Predecessor Fund shareholder would receive Class A shares and Class I shares, respectively, of the Fund equivalent to the number of Predecessor Fund shares held by such shareholder on May 10, 2011.

At the close of business May 10, 2011, the record date for the Special Meeting of Shareholders, there were outstanding 779,926.182 Class A shares and 1,555,426.893 Class I shares of beneficial interest of the Fund.  Accordingly, shares represented in person and by proxy at the Special Meeting equaled 61.50% of the outstanding shares of the Fund.  Therefore, a quorum was present for the Fund.

With respect to approval of a proposed Agreement and Plan of Reorganization of the Fund the following votes were cast:

For Approval:  1,435,847 shares voted

Against Approval:  480 shares voted

Abstained:  0 shares voted

Alternative Strategies Mutual Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

August 31, 2011

8.  SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Alternative Strategies Mutual Fund

EXPENSE EXAMPLES

August 31, 2011(Unaudited)

As a shareholder of the Fund you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as disclosed in the table below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 3/1/11	Ending Account Value 8/31/11	Annualized Expense Ratio	Expense Paid During Period* 3/1/11-8/31/11
Actual
Class A	$1,000.00	$ 890.70	3.12%	$ 14.87
Class I	$1000.00	$ 892.20	2.85%	$ 13.59
Hypothetical (5% return before expenses)
Class A	$1,000.00	$ 1,009.48	3.12%	$ 15.80
Class I	$1,000.00	$ 1,010.84	2.85%	$ 14.44

*  Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the six month period ended August 31, 2011 (184) divided by the number of days in the fiscal year (365).

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At an Organizational meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on May 17, 2011, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Alternative Strategies Mutual Fund (the “Fund”), a series of Trust, and Ascentia Capital Partners, LLC (“Ascentia” or the “Adviser”).  The Board further considered the approval of sub-advisory agreements (the “Sub-Advisory Agreements”) between Ascentia and Armored Wolf, LLC, Dunham Associates Investment Counsel, Inc., DuPont Capital Management Corporation and Sage Capital Management, LLC (each a “Sub-Adviser” and collectively the “Sub-Advisers”).

In advance of the May 17, 2011, meeting, the Board requested and received materials to assist them in considering the Investment Advisory Agreement and the Sub-Advisory Agreements.  The materials provided contained information with respect to the factors enumerated below, including the Investment Advisory Agreement and the Sub-Advisory Agreements, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the Investment Advisory Agreement and the Sub-Advisory Agreements and comparative information relating to the advisory and sub-advisory fees and other expenses of the Fund.  The materials also included detailed comparative information regarding the Predecessor Fund’s performance, due diligence materials relating to the Adviser and the Sub-Advisers (including due diligence questionnaires completed by the Adviser and each of the Sub-Advisers, the Adviser’s and Sub-Advisers’ Forms ADV, select financial information of the Adviser, bibliographic information regarding the Adviser’s and the Sub-Advisers’ key management and investment advisory personnel, and comparative fee information relating to the Fund) and other pertinent information.  Based on their evaluation of information provided by the Adviser, in conjunction with the Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Investment Advisory Agreement and each of the Sub-Advisory Agreements with respect to the Fund.

In considering the continuation of the Agreement with respect to the Fund and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services.  The Board reviewed materials provided by Ascentia related to the proposed Investment Advisory Agreement with the Trust, including Ascentia’s ADV, a description of the manner in which investment decisions are made and executed, a review of the professional personnel performing services for the Predecessor Fund and that would perform services for the Fund, including the team of individuals that primarily monitor and execute the investment process.  The Board discussed the extent of Ascentia’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. The Board considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund under a “manager of managers” structure, as well as the qualifications, experience and responsibilities of the portfolio managers at each of the Sub-Advisers involved in the day-to-day activities of the Fund.  The Board considered the fact that the Adviser had chosen the Fund’s investment strategy and had selected each of the Sub-Advisers to make the day-to-day investment decisions for the Fund.  In addition, the Board noted that each Sub-Adviser would be subject to continuous review and ongoing oversight by the Adviser’s compliance staff, and their hiring, termination or replacement would be based on the Adviser’s recommendations, subject to the Board’s approval. Additionally, the Board received satisfactory responses from representatives of Ascentia with respect to a series of important questions, including: whether Ascentia was involved in any lawsuits or pending regulatory actions; whether Ascentia’s management of other accounts would conflict with its management of the Fund; and whether Ascentia has procedures in place to adequately allocate trades among its respective clients.  The Board reviewed the description provided by Ascentia of its practices for monitoring compliance with the Fund’s investment limitations, noting Ascentia’s CCO periodically reviews the portfolio managers’ performance of their duties to ensure compliance under the Adviser’s compliance program.  The Board then reviewed the capitalization of Ascentia based on financial statements provided by Ascentia and discussions with Ascentia and concluded that Ascentia was sufficiently capitalized, or had the ability to make additional contributions in order to meet its obligations to the Fund.  The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing the Fund under a “manager of managers” structure, and that the nature, overall quality and extent of the management services to be provided by the Adviser to the Fund were satisfactory and reliable.

Performance.   In assessing the portfolio management services provided by the Adviser under the “manager of managers” structure, the Board, including the Independent Trustees, considered the past performance of the Predecessor Funds and each of the Sub-Advisers as well as other factors relating to the Adviser’s track record. The Board then reviewed the allocation of the Predecessor Fund’s assets to each Sub-Adviser and performance of each Sub-Adviser.  The Board concluded that the performance obtained by each Sub-Adviser, as well as the overall performance of the Predecessor Fund under the management of the Adviser, was satisfactory.

     Fees and Expenses.  As to the costs of the services to be provided and profits to be realized by the Adviser, the Board discussed the comparison of management fees and total operating expense data and reviewed the Fund’s advisory and overall expenses compared to a peer group comprised of funds constructed by the Adviser with similar investment objectives and strategies and of similar size. The Board reviewed the contractual arrangements for the Fund, which stated that the Adviser had agreed to waive or limit its management fee and/or reimburse expenses at least until August 31, 2012, to limit net annual operating expenses, and found such arrangements to be beneficial to shareholders.  The Board concluded that based on the Adviser’s experience, expertise, and services to be provided to the Fund, the fees to be charged by the Adviser were reasonable.  The Board concluded that the advisory fees and expense cap for the Fund were reasonable in light of the Fund’s “manager of managers” structure because the Adviser is responsible for the sub-advisory fees payable to the Sub-Advisers out of the Adviser’s contractual advisory fee paid to it by the Fund.  In addition, the Board considered that the Adviser would be responsible for monitoring four different Sub-Advisers for the Fund.  In so doing, the Adviser would commit substantial financial and other resources to the management of the Fund utilizing the “manager of managers” structure.  The Board concluded that the Fund’s management fee and overall expenses are warranted in light of the Fund’s multi-strategy, “manager of managers” structure.

Profitability.  The Board also considered the level of profits that could be expected to accrue to the Adviser with respect to the Fund based on break even and profitability reports and analyses reviewed by the Board and the selected financial statements of the Adviser provided by the Adviser.  With respect to the Adviser, the Trustees concluded that based on the services provided and the projected growth of the Fund, the fees were reasonable and that anticipated profits from the Adviser’s relationship with the Fund were not excessive.

Economies of Scale. As to the extent to which the Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Trustees discussed the current size of the Fund, the Adviser’s expectations for growth of the Fund, and concluded that any material economies of scale would not be achieved in the near term.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

The Board then reviewed each Sub-Advisory Agreement.  In addition to the materials described above, the Trustees reviewed: (i) the nature and quality of the investment advisory services to be provided by each of the Sub-Advisers, including the experience and qualifications of the personnel providing such services; (ii) the investment strategies and style of investing of the Sub-Advisers; (iii) the performance history of the Sub-Advisers with respect to assets allocated to them by the Adviser for the Predecessor Fund; and (iv) each Sub-Adviser’s financial condition, history of operations and ownership structure.  In considering each of the Sub-Advisory Agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services.  As to the nature, quality and extent of the services provided by the Sub-Advisers, the Board noted the experience of the portfolio management and research personnel of each Sub-Adviser, including their experience in the investment field, education and industry credentials.  The Board discussed the financial condition of each Sub-Adviser and reviewed supporting materials.  The Board reviewed the presentation materials prepared by each Sub-Adviser describing their investment process.  The Board discussed each Sub-Adviser’s compliance structure and broker selection process.  The Board concluded that each Sub-Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing their duties under the Sub-Advisory Agreements and that the nature, overall quality and extent of investment management services to be provided to the Fund were satisfactory.

Performance. The Board, including the Independent Trustees, considered the Predecessor Fund’s performance, including the performance relating specifically to the portion of the Predecessor Fund’s assets allocated to each of the Sub-Advisers. The Board concluded that the performance obtained by the each of the Sub-Advisers for the Predecessor Fund was satisfactory.  Although past performance is not a guarantee or indication of future results, the Board determined that the Fund and its shareholders were likely to benefit from the Sub-Advisers’ management of the Fund’s portfolio.

Fees, Expenses and Profitability.  As to the costs of the services to be provided and profits to be realized by each Sub-Adviser, the Board discussed the proposed sub-advisory fees of each Sub-Adviser.  The Board considered that the Sub-Advisers are each to be paid by the Adviser out of its advisory fees and not by the Fund.  The Adviser confirmed to the Board that the sub-advisory fees to be paid to the Sub-Advisers were reasonable in light of the anticipated quality of the services to be performed by them.  The Trustees also believed, based on information that the Adviser provided that the Sub-Advisory Agreements have been negotiated at arm’s-length between the Adviser and each of the Sub-Advisers. As to profitability, the Trustees discussed the total fees previously paid, and expected to be paid to each Sub-Adviser based on the Predecessor Fund’s current assets, and noted that the Sub-Advisers will receive no other compensation from the Fund or the Adviser except the sub-advisory fee earned pursuant to the Sub-Advisory Agreement.  As to the costs of the services to be provided, and profits to be realized by each, the Trustees reviewed profitability analyses that were provided. However, because all sub-advisory fees will be paid by the Adviser, the overall advisory fee paid by the Fund is not directly affected by the respective sub-advisory fees. Consequently, the Board did not consider the costs of services provided by the Sub-Advisors or their profitability to be significant factors.  Based on all these factors, the Board concluded that the sub-advisory fees to be paid under the Sub-Advisory Agreements were reasonable in light of the services to be provided thereunder.

Economies of Scale Since the sub-advisory fees are not paid by the Fund, the Board did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase.

Conclusion.  The Board considered all of the foregoing factors.  In considering the Sub-Advisory Agreements, the Trustees did not identify any one factor as all important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances, including the recommendation of the Adviser with respect to each of the Sub-Advisers.  Based on this review and recommendation, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, unanimously concluded with respect to each of the Sub-Advisers., with respect to each Sub-Advisory Agreement, that (a) the terms of the Sub-Advisory Agreement are fair and reasonable; (b) the  sub-advisory fees are reasonable and do not result in duplicative fees charged to shareholders; and (c) the Sub-Advisory Agreement is in the best interests of the Fund and its shareholders.

Privacy Policy

                                                                    Rev. October 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number • Employment information • Account balances	• Account transactions • Income • Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer's personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes --such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes --to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes --information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes --information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call 1-402-493-4603

Page 2

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	• open an account • give us your income information • provide employment information	• provide account information • give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes—information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

•

CLS Investments, LLC

•

NorthStar Financial Services Group, LLC

•

Gemcom, LLC

•

Gemini Fund Services, LLC

•

Northern Lights Compliance Services, LLC

•

Northern Lights Distributors, LLC

•

Orion Advisor Services, LLC

•

Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. • Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-866-506-7390 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-506-7390.

INVESTMENT ADVISOR

Ascentia Capital Partners, LLC

5485 Kietzke Lane

Reno, Nevada 89511

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Alston & Bird, LLP

950 F Street NW

Washington, DC 20004

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/10/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

11/10/11

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

11/10/11